DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET (Schedule of Deferred Tax and Other Long-Term Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred tax asset (see Note 19)	[1]	$ 66,362	$ 73,460
Right of use - assets under operating leases		17,828
Prepaid long-term land lease, net		3,175	3,296
Fair value of cross currency interest rate swap (see Note 12D)		12,625	6,722
Long-term prepaid expenses and others		5,057	4,926
Deferred tax and other assets, net		$ 105,047	$ 88,404

[1]	Deferred tax assets and liabilities relating to Tower for the years 2019 and 2018 are computed based on the Israeli preferred enterprise tax rate of 7.5%.